Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-09-30
Revenue [Line Items]
Deferred revenue recognized		$ 245,377
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-09-30
Revenue [Line Items]
Deferred revenue recognized	$ 157,681
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-10-01
Revenue [Line Items]
Unsatisfied remaining performance obligations	$ 5,900,000
Remaining performance obligation, expected timing of recognized	3 years